Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

Acquisition of Feminine Care Brands
In October 2013, which is the first fiscal quarter of 2014, the Company acquired the Stayfree pad, Carefree liner and o.b. tampon feminine care brands in the U.S., Canada and the Caribbean from members of the Johnson & Johnson Family of Consumer Companies for an aggregate purchase price of $185 in cash. The acquisition was financed primarily with approximately $135 of available foreign cash for the estimated value of assets acquired in Canada including the Johnson & Johnson, Inc. manufacturing plant in Montreal, Canada, and approximately $50 of cash, primarily from borrowings under the Company's available debt facilities for the estimated value of assets acquired in the U.S. Liabilities assumed as a result of the acquisition are limited primarily to certain employee benefit obligations and are not expected to be material.

Forward looking estimates included in the Notes to Consolidated Financial Statements including, but not limited to, future estimates of intangible amortization, pension contributions, and lease payments do not include the impact of these recently acquired brands.